Partners' Capital - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Mar. 26, 2013	Jun. 30, 2014	Jun. 30, 2013	Aug. 31, 2013	Dec. 31, 2013	Jun. 06, 2012
Business Acquisition
Equity offering				13,685,000
Net price per common unit				$ 9.25
Net proceeds from equity offering				$ 120,696
Interest of CGP in the partnership				2.00%
Number of Class B convertible preferred units converted to common units		350,000			5,733,333
Class B convertible preferred unit issued	9,100,000
Class B convertible preferred unit price	$ 8.25
Issuance of partnership units	$ 72,535		$ 72,535	$ 119,811
Conversion price of the Preferred units						$ 9
Preferred Units Conversion Rate						1
May 23 And June 6 2012 Preferred Units Agreement Conversion Terms		Commencing on May 23, 2015, in the event the 30-day volume-weighted average trading price ('VWAP') and the daily VWAP of the Common Units on the National Securities Exchange on which the Common Units are listed or admitted to trading exceeds 130% of the then applicable Conversion Price for at least 20 Trading Days out of the 30 consecutive Trading Day period used to calculate the 30-day VWAP (the 'Partnership Mandatory Conversion Event') the Partnership acting pursuant to direction and approval of the Conflicts Committee (following consultation with the full board of directors), shall have the right to convert the Class B Convertible Preferred Units then outstanding in whole or in part into Common Units at the then-applicable Conversion Ratio. The holders of the outstanding Class B Convertible Preferred Units as of an applicable record date shall be entitled to receive, when, as and if authorized by the Partnership's board of directors or any duly authorized committee, out of legally available funds for such purpose, (a) first, the minimum quarterly Class B Convertible Preferred Unit Distribution Rate on each Class B Convertible Preferred Unit and (b) second, any cumulative Class B Convertible Preferred Unit Arrearage then outstanding, prior to any other distributions made in respect of any other Partnership Interests pursuant to this Agreement in cash. The minimum quarterly Class B Convertible Preferred Unit Distribution Rate shall be payable quarterly which is generally expected to be February 10, May 10, August 10 and November 10, or, if any such date is not a business day, the next succeeding business day. Any distribution payable on the Class B Convertible Preferred Units for any partial quarter (other than the initial distribution payable on the Class B Convertible Preferred Units for the period from May 22, 2012 through June 30, 2012 that equals to $0.26736 for each Class B Convertible Preferred Unit ) shall equal the product of the minimum quarterly Class B Convertible Preferred Unit distribution rate of $0.21375 (equals to a 9.5% annual distribution rate, subject to adjustment in the cases where clause of change of control, and/or clause of cross default provisions of the 'Agreement' applies).
Underwriters Exercise of Overallotment Options
Business Acquisition
Equity offering				1,785,000
CMTC
Business Acquisition
Units purchased				279,286
Common Units converted to General Partner Units				349,700